PROPERTY, PLANT AND EQUIPMENT - Schedule of Detailed Information About Asset Acquisition (Details) - Argenta Property Acquisition $ in Thousands	Nov. 10, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 3,122
Other assets	1,767
Provision for environmental rehabilitation	(1,169)
Fair value of net assets acquired	$ 3,720